GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 26, 2020
Corporate Information And Statement of IFRS Compliance [Abstract]
Disclosure of Trading seasonality [Text Block]
Trading seasonality
In addition to the impact of the COVID-19 pandemic (refer to Note 1), operating results for the first half of 2020 may not be indicative of the results expected for the year ended 31 December 2020 as sales of the Group’s products are seasonal, with the second and third quarters typically accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.

GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
Coca-Cola European Partners plc (the Company or Parent Company) was created through the Merger on 28 May 2016 of the businesses of Coca-Cola Enterprises, Inc. (CCE), Coca-Cola Iberian Partners, S.A. (CCIP) and Coca-Cola Erfrischungsgetränke GmbH (CCEG) (the Merger). The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe making, selling and distributing an extensive range of non-alcoholic ready to drink beverages.
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s Shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
These condensed consolidated interim financial statements do not constitute statutory accounts as defined by Section 434 of the Companies Act 2006. They have been reviewed but not audited by the Group’s auditor, unless otherwise stated. The statutory accounts for the Company for the year ended 31 December 2019, which were prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006, have been delivered to the Registrar of Companies. The auditor’s opinion on those accounts was unqualified and did not contain a statement made under section 498 (2) or (3) of the Companies Act 2006.
Impact of COVID-19 pandemic
The COVID-19 pandemic and related response measures have had and may continue to have an adverse effect on global economic conditions, as well as our business, results of operations, cash flows and financial condition. At this time, we cannot predict the degree to which, or the time period over which, our business will continue to be affected by the COVID-19 pandemic and the related response measures. These impacts limit the comparability of these condensed consolidated interim financial statements with prior periods. Additionally, operating results for the first half of 2020 may not be indicative of the results for the year ended 31 December 2020.
In addition, as part of the preparation of these condensed consolidated interim financial statements, we have considered the impact of the COVID-19 pandemic on our accounting policies and judgements and estimates. The following is a summary of the key accounting impacts and considerations for the Group:
•We have performed an interim impairment review of our goodwill and intangible assets after concluding that the COVID-19 pandemic was a triggering event and potential impairment indicator under IAS 36, “Impairment of Assets.” No impairment charges were recorded as a result of this review. Please refer to Note 4 for further detail.
•Due to the widespread closure of outlets in the away from home (AFH) channel, we have assessed our expected credit losses from impacted trade receivables and recorded a corresponding allowance for future losses. In doing so, we have taken into consideration deferred payment terms that we have provided to certain customers to support them throughout the crisis.
•Similarly, we have performed an assessment of the net realisable value of inventory within the AFH channel and a corresponding provision has been recorded. This provision principally relates to product write-offs of finished goods inventory including bag in the box, which tends to have a shorter shelf life than other packages.
•We have also performed an interim review and revaluation of certain pension schemes and recorded a pension remeasurement adjustment, primarily relating to changes in certain financial assumptions for our GB Scheme. These changes resulted in a €145m increase to the employment benefit liability and a corresponding charge to Other Comprehensive Income.
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and International Accounting Standard 34, “Interim Financial Reporting” (IAS 34) and should be read in conjunction with our 2019 Consolidated Financial Statements. The 2019 Consolidated Financial Statements were prepared in accordance with IFRS as issued by the IASB, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006.
The 2019 Consolidated Financial Statements include a full description of the Group’s accounting policies. The same accounting policies and methods of computation have been used as described in the 2019 Consolidated Financial Statements, with the exception of taxes on income. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
Several amendments and interpretations apply for the first time in 2020, but do not have a material impact on the condensed consolidated interim financial statements of the Group.
Reporting periods
Results are presented for the interim period from 1 January 2020 to 26 June 2020.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was one less selling day in the six months ended 26 June 2020 versus the six months ended 28 June 2019, and there will be two more selling days in the second six months of 2020 versus the second six months of 2019 (based upon a standard five-day selling week).
The following table summarises the number of selling days, for the years ended 31 December 2020 and 31 December 2019 (based on a standard five-day selling week):

	Half year	Full year
2020	128	262
2019	129	261
Change	-1	1
Trading seasonality
In addition to the impact of the COVID-19 pandemic (refer to Note 1), operating results for the first half of 2020 may not be indicative of the results expected for the year ended 31 December 2020 as sales of the Group’s products are seasonal, with the second and third quarters typically accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Six Months Ended		Closing as at
	26 June 2020	28 June 2019	26 June 2020	31 December 2019	28 June 2019
UK Sterling	1.15	1.14	1.10	1.18	1.12
US Dollar	0.91	0.89	0.89	0.89	0.88
Norwegian Krone	0.09	0.10	0.09	0.10	0.10
Swedish Krone	0.09	0.10	0.10	0.10	0.09
Icelandic Krone	0.01	0.01	0.01	0.01	0.01

Exchange Rates	The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
Description Of Accounting Policy For Reporting Periods [Policy Text Block]
Reporting periods
Results are presented for the interim period from 1 January 2020 to 26 June 2020.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There was one less selling day in the six months ended 26 June 2020 versus the six months ended 28 June 2019, and there will be two more selling days in the second six months of 2020 versus the second six months of 2019 (based upon a standard five-day selling week).